Term Loans (Details 2) (Convertible Debt [Member], USD $)	3 Months Ended
Mar. 31, 2014
Convertible Debt [Member]
Debt Instrument [Line Items]
Principal amount	$ 10,780
Conversion price	$ 6.36
Volatility	65.00%
Conversion trigger price	$ 12.72
Life of conversion feature	1 year 2 months 12 days
Risk free interest rate	0.20%